Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Expenses:
Formation and operating costs	$ 658,742	$ 409,308	$ 1,927,221	$ 1,215,349	$ 1,598,013		$ 13,782
Franchise taxes	50,000	50,000	150,000	150,000	200,000
Loss from operations	(708,742)	(459,308)	(2,077,221)	(1,365,349)	(1,798,013)		(13,782)
Other income
Interest income					969
Interest income on marketable securities held in Trust Account	627,932	397,081	2,417,604	524,169	1,268,362
Total Other Income	497,609	397,679	1,791,781	524,897	1,269,331
Loss before income taxes	(211,133)	(61,629)	(285,440)	(840,452)	(528,682)		(13,782)
Income tax (provision) benefit	205,775		(130,335)		(221,665)
Net loss	(5,358)	(61,629)	(415,775)	(840,452)	$ (750,347)		$ (13,782)
Other Income (expenses)
Change in fair value of warrant liability	(264,169)		(171,456)
Amortization of debt discount	(574,280)		(1,073,338)
Dividend income	10,395	598	14,396	728
Gain on settlement of liabilities	787,500		787,500
Interest expense	$ (89,769)		$ (182,925)
Redeemable Common Stock
Other income
Weighted average share outstanding - basic (in Shares)	4,509,403	8,625,000	6,567,202	7,171,703	7,538,014
Net income (loss) per share – basic (in Dollars per share)	$ 0.05	$ 0.01	$ 0.07	$ (0.06)	$ (0.02)
Non-Redeemable Common Stock
Other income
Weighted average share outstanding - basic (in Shares)	3,006,250	3,006,250	3,006,250	2,969,075	2,978,445	[1]	2,500,000	[1]
Net income (loss) per share – basic (in Dollars per share)	$ (0.08)	$ (0.04)	$ (0.3)	$ (0.13)	$ (0.19)		$ (0.01)

[1]	This number for the year ended December 31, 2021 excludes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter (see Note 4).